Bonds Payable - Major Terms of Domestic Unsecured Bonds (Detail) $ in Millions	6 Months Ended
Jun. 30, 2021 TWD ($)
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-03
Issuance ending period	2026-03
Coupon Rate	0.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-03
Issuance ending period	2028-03
Coupon Rate	0.55%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-03
Issuance ending period	2031-03
Coupon Rate	0.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,800.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	11,400.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,900.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-05
Issuance ending period	2026-05
Coupon Rate	0.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-05
Issuance ending period	2028-05
Coupon Rate	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-05
Issuance ending period	2031-05
Coupon Rate	0.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,200.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	8,400.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,600.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-06
Issuance ending period	2026-06
Coupon Rate	0.52%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-06
Issuance ending period	2028-06
Coupon Rate	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-06
Issuance ending period	2031-06
Coupon Rate	0.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,900.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	7,900.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,900.0